40. Supplemental information on statement of cash flows	12 Months Ended
Dec. 31, 2020
Supplemental Information On Statement Of Cash Flows
Supplemental information on statement of cash flows
40.	Supplemental information on statement of cash flows
	2020	2019	2018
Additional information on cash flows:
Amounts paid/received during the period:
Withholding income tax paid on behalf of third-parties	770	1,165	839
Capital expenditures and financing activities not involving cash
Purchase of property, plant and equipment on credit	310	76	137
Lease	4,255	2,301	-
Provision/(reversals) for decommissioning costs	5,174	5,497	4,777
Use of deferred tax and judicial deposit for the payment of contingency	2	3	60